BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars" or "$") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.
2.1 – Application of new and revised International Financial Reporting Standards

•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2024. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.

The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2024:

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

Those amendments did not have any material impact on the Company's accounting policies and did not require retrospective adjustments.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 18	Presentation and Disclosures in Financial Statements (1)
Annual improvements to IFRS Accounting Standards	Volume 11 (2)
Amendments to IAS 21	Lack of Exchangeability (3)

[1] Effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted.
[2] Effective for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted.
[3] Effective for annual reporting periods beginning on or after January 1, 2025. Earlier application is permitted.

• On April 9, 2024 IASB issued Presentation and Disclosures in Financial Statements (IFRS 18) to include requirements for the presentation and disclosure of information in financial statements.

The management of the Company is currently assessing the impacts of the application of this amendment on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2027. Earlier application is permitted. The Company has not opted for early application.

• On July 18, 2024 IASB issued the amendments listed below as part of the 'Annual improvements to IFRS Accounting Standards - Volume 11'.

Amendments to IFRS 7	Gain or loss on derecognition
Amendments to IFRS 7	Disclosure of deferred difference between fair value and transaction price
Amendments to IFRS 7	Introduction and credit risk disclosures
Amendments to IFRS 9	Lessee derecognition of lease liabilities
Amendments to IFRS 9	Transaction price
Amendments to IFRS 10	Determination of a ‘de facto agent'
Amendments to IFRS 7	Cost method
The management of the Company does not anticipate that the application of these amendments will have a material impact on the Company's consolidated financial statements. These amendments are effective for annual periods beginning on or after January 1, 2026. Earlier application is permitted. The Company has not opted for early application.

• On August 15, 2023 IASB issued 'Lack of Exchangeability (Amendments to IAS 21)' to specify when a currency is exchangeable and how to determine the exchange rate when it is not.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the
Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2025. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated statements of financial position, comprehensive income and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.